ASSET ACQUISITION, Summary of Asset Acquisition (Details) - Delta [Member]	Jun. 01, 2022 CAD ($) Payment Vehicle shares	Jun. 01, 2022 USD ($) shares
Asset purchase agreement [Abstract]
Number of vehicles acquired | Vehicle	12
Number of shares issued (in shares) | shares	13,473,358	13,473,358
Fair value of shares	$ 269,467	$ 209,107
Number of payments | Payment	2
Cash payment for acquisition | $	$ 336,834